Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (9,943)	$ (50,491)	$ (67,505)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,147	57,215	74,266
(Decrease) increase in reserve for unfunded commitments	(159)	232	(1,109)
Depreciation, amortization and accretion	10,119	12,700	11,978
Impairment of bank properties and equipment and real estate owned	204	1,736	1,394
Impairment charge on available for sale securities			250
Net gain on sales and calls of investment securities	(3,500)	(151)	(1,901)
Loss (gain) on real estate owned	1,242	345	(26)
Purchase of trading securities			(41,371)
Proceeds from sale of trading securities			41,367
Decrease (increase) in fair value of interest rate lock commitments	728	(847)
Gain on sale of mortgage loans	(12,110)	(8,414)	(3,247)
Gain on sale of jumbo residential mortgage loans, net	(1,968)
Mark-to-market on loans held for sale	1,752	(2,065)
Increase in cash surrender value of BOLI	(1,882)	(1,987)	(2,199)
Deferred income taxes	297
Stock-based compensation	613	1,315	1,458
Shares contributed to employee benefit plans	1,580	1,126	1,096
Derivative credit valuation adjustment	205	54	(2,042)
Mortgage loans originated for sale	(472,027)	(471,185)	(141,482)
Proceeds from the sale of mortgage loans	568,128	405,842	135,895
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	942	858	1,092
Other assets	4,434	4,378	12,629
Other liabilities	(4,769)	11,698	11,872
Net cash provided by (used in) operating activities	85,033	(37,641)	32,415
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(303,330)	(117,411)	(248,524)
Purchases of investment securities held to maturity		(250)
Net redemption (purchase) of restricted equity securities	867	(2,060)	1,764
Proceeds from maturities, prepayments or calls of investment securities available for sale	95,542	141,795	151,002
Proceeds from maturities, prepayments or calls of investment securities held to maturity	228	676	1,693
Proceeds from sale of investment securities available for sale	197,018	47,500	63,001
Increase in restricted cash			(26,000)
Proceeds from the sale of commercial real estate loans	20,771		98,628
Proceeds from the sale of jumbo residential mortgage loans	144,199
Proceeds from the sale of repossessed assets	280
Net (increase) decrease in loans	(27,430)	(67,475)	12,447
Purchases of bank properties and equipment	(4,159)	(3,869)	(8,384)
Return of surrender value of BOLI	1,504		2,230
Proceeds from sale of real estate owned	7,503	3,559	1,597
Net cash provided by investing activities	132,993	2,465	49,454
FINANCING ACTIVITIES
Net (decrease) increase in deposits	(91,653)	45,247	(272,105)
Net repayments of securities sold under agreements to repurchase-customer	(1,490)	(3,700)	(639)
Repayments of short-term advances from FHLBNY	(459)	(1,318)	(1,266)
Borrowings of long-term advances from FHLBNY		60,000
Repayments under securities sold under agreements to repurchase-FHLB		(15,000)
Repayment of obligation under capital lease	(278)	(259)	(243)
Common stock issuance costs			(571)
Proceeds from issuance of common stock			99,551
Net cash (used in) provided by financing activities	(93,880)	84,970	(175,273)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	124,146	49,794	(93,404)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	143,616	93,822	187,226
CASH AND CASH EQUIVALENTS, END OF YEAR	267,762	143,616	93,822
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	15,619	21,137	25,048
Income taxes paid			154
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of loans and bank properties to real estate owned	3,851	7,679	3,344
Transfer of loans from held-for-sale to held-for-investment	$ 413	$ 9,905	$ 6,374